PROVISIONS AND CONTINGENT LIABILITIES - Maximum exposure to credit risk and provision (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	$ 9,036,464	$ 7,673,516
Provision	$ 31,111	$ 23,035
Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)		72.75%
Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	100.00%
Normal risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	$ 8,670,084	$ 6,718,937
Provision	$ 17	$ 30
Normal risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	0.00%	0.00%
Normal risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	3.11%	3.11%
Acceptable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	$ 220,278	$ 653,711
Provision	$ 19	$ 219
Acceptable risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	3.11%	3.11%
Acceptable risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	11.15%	11.15%
Appreciable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	$ 434	$ 275,736
Provision		$ 364
Appreciable risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	11.15%	11.15%
Appreciable risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	72.75%	72.75%
Significant risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	$ 140,520
Provision	$ 30,748
Significant risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	72.75%
Significant risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	89.89%	89.89%
Bad risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	$ 5,148	$ 25,132
Provision	$ 327	$ 22,422
Bad risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	89.89%	89.89%
Bad risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)		100.00%
Stage One
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	$ 8,828,685	$ 7,519,107
Provision	33	505
Stage One | Normal risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	8,638,607	6,693,881
Provision	15	30
Stage One | Acceptable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	189,644	637,593
Provision	18	211
Stage One | Appreciable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	434	187,633
Provision		264
Stage Two
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	66,317	129,277
Provision	14	108
Stage Two | Normal risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	31,477	25,056
Provision	2
Stage Two | Acceptable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	30,634	16,118
Provision	1	8
Stage Two | Appreciable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition		88,103
Provision		100
Stage Two | Bad risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	4,206
Provision	11
Stage Three
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	141,462	25,132
Provision	31,064	22,422
Stage Three | Significant risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	140,520
Provision	30,748
Stage Three | Bad risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposition	942	25,132
Provision	$ 316	$ 22,422